Related Party Transactions - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Director [Member] | Service Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expense		$ 100,000	$ 73,000
Related party, accounts payable			6,000
Director [Member] | Chairmans Fee [Member]
Related Party Transaction [Line Items]
Related party transaction, expense	21,000	39,000	7,000
Investor [Member]
Related Party Transaction [Line Items]
Related party transaction, cost incurred			1,200,000
Clinical Advisory Board
Related Party Transaction [Line Items]
Related party transaction, expense	479,000	216,000
Related party, accounts payable	$ 781,000	$ 5,000